Note 7 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Goodwill [Table Text Block]
	As of December 31, 2013	Acquisitions	Impairments	As of December 31, 2014
Goodwill:
Shipping	$-	$236	$-	$236
Coal	28,007	-	-	28,007
Total goodwill	$28,007	$236	$-	$28,243

Accumulated impairment losses:
Shipping	$-	$-	-	$-
Coal	-	-	(4,693)	(4,693)
Total accumulated impairment losses	$-	$-	(4,693)	$(4,693)

Goodwill, net:
Shipping	$-	$236	-	$236
Coal	28,007	-	(4,693)	23,314
Total goodwill, net	$28,007	$236	(4,693)	$23,550